Annual Total Returns- Vanguard Extended Market Index Fund (Admiral) [BarChart] - Admiral - Vanguard Extended Market Index Fund - Admiral Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.59%)	18.48%	38.37%	7.56%	(3.27%)	16.13%	18.11%	(9.36%)	28.03%	32.21%